Restatement of Financial Statements - Restatement of Income Statement (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restatement Of Statement Of Operations [Line Items]
Loss from operations	$ (1,456,122)	$ (250,366)
Change in fair value of warrant liabilities	(1,058,630)	(866,050)
Financing costs		(374,490)
Unrealized gain on investments held in Trust Account	52,917	18,693
Total other (expense) income	(1,005,713)	(1,221,847)
Net loss	$ (2,461,835)	$ (1,472,213)
Class A Ordinary Shares
Restatement Of Statement Of Operations [Line Items]
Basic and diluted weighted average shares outstanding	23,000,000	23,000,000
Basic and diluted net loss per ordinary share	$ 0	$ 0
Class B Ordinary Shares
Restatement Of Statement Of Operations [Line Items]
Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net loss per ordinary share	$ (0.43)	$ (0.26)
As Previously Reported
Restatement Of Statement Of Operations [Line Items]
Loss from operations		$ (250,366)
Unrealized gain on investments held in Trust Account		18,693
Total other (expense) income		18,693
Net loss		$ (231,673)
As Previously Reported | Class A Ordinary Shares
Restatement Of Statement Of Operations [Line Items]
Basic and diluted weighted average shares outstanding		23,000,000
Basic and diluted net loss per ordinary share		$ 0.00
As Previously Reported | Class B Ordinary Shares
Restatement Of Statement Of Operations [Line Items]
Basic and diluted weighted average shares outstanding		5,750,000
Basic and diluted net loss per ordinary share		$ (0.06)
Restatement Adjustment
Restatement Of Statement Of Operations [Line Items]
Change in fair value of warrant liabilities		$ (866,050)
Financing costs		(374,490)
Total other (expense) income		(1,240,540)
Net loss		$ (1,240,540)